Cover	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	DEFC14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	SilverBow Resources, Inc.
Entity Central Index Key	0000351817